8. OTHER CURRENT AND NON-CURRENT ASSETS	12 Months Ended
Dec. 31, 2018
Other Current And Non-current Assets
OTHER CURRENT AND NON-CURRENT ASSETS

The group of other current and non-current assets is comprised as follows:

				Consolidated
	Current		Non-current
	12/31/2018	12/31/2017	12/31/2018	12/31/2017
Judicial deposits (note 17)			347,950	339,351
Credits with the PGFN (1)			46,774	46,774
Recoverable taxes (2)	1,412,335	866,986	1,822,388	401,071
Prepaid expenses	49,830	50,078	49,808	30,741
Actuarial assets - related parties (Note 19 b)			99,894	111,281
Derivative financial instruments (note 13 I)	351
Securities held for trading (note 13 I)	4,503	2,952
Iron ore inventory (3)			144,499	144,499
Northeast Investment Fund – FINOR			26,598	26,598
Loans with related parties (notes 19 b and 13 I)	2,675	2,441	706,605	554,694
Other receivables from related parties (Note 19 b)	3,649	3,577	218,840	30,770
Other receivables (note 13 I)			7,451	20,024
Principal and monetary adjustment related to the Eletrobrás' compulsory loan (Note 13 I) (4)			813,428	784,741
Dividends receivable (note 19b) (*)	46,171	41,528
Employee debt (*)	31,645	33,942
Sea freight (5)	117,156
Other receivables (*)	12,753	3,667
Others	71,956	67,544	988	37,931
	1,753,024	1,072,715	4,285,223	2,528,475

(*) In December 2018, the Company reclassified the balances from 2017 related to Dividends receivable, Employee Debits and Other Receivables to Other Current and Non-Current Assets. Previously, the amounts were presented in the note ‘Accounts Receivable’.

(1)	Refers to the excess of judicial deposit originated by the 2009 REFIS (Tax Debt Refinancing Program).

(2)	Refers mainly to PIS / COFINS, ICMS recoverable and income and social contribution taxes to be offset. On September 20, 2018, res judicata the writ of mandamus and special appeal filed in 2006, in which CSN and Federal Union were parties, related to the discussion about the non-inclusion of ICMS in the calculation base of PIS and COFINS, confirmed the CSN's right to offset the amounts unduly paid under these taxes from 2001 to 2013. In this way, the Company recognized in 2018 the amount of R$ 2,208,462, under "Taxes recoverable", being in the current assets R$ 793,516 and in the noncurrent R$ 1,414,945 and in the "Other Operating" account, was recognized the amount of R$ 1,102,365, see note 24, and R$ 1,106,097 as "Financial Result", see note 25.

(3)	Long-term iron ore inventories that will be used after the construction of the processing plant, which will produce pellet feed, expected to start operating in the first half of 2020.

(4)	This is a certain and due amount, arising from the res judicata favorable decision to the Company, which is irreversible and irrevocable, in order to apply the STJ's consolidated position on the subject, which culminated in the conviction of Eletrobrás to the payment of the correct interest and monetary adjustment of the Compulsory Loan. The res judicata decision, as well as the certainty about the amounts involved in the liquidation of the sentence (judicial procedure to request the satisfaction of the right), allowed the conclusion that the entry of this value is certain.

(5)	Refers to payment of freight expenses and marine insurance on unrecognized sales revenues, following the guidelines of IFRS15, the freight in incoterms "CIF" is considered a distinct performance obligation and for these, there’s no conclusion about the delivery process in December 31, 2018, but the transport service provider had already been paid.